BETTER 10K - ORGANIZATION AND NATURE OF THE BUSINESS (Tables)	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Error Corrections and Prior Period Adjustments	The corrections to our consolidated balance sheet as of December 31, 2021 were as follows:December 31, 2021(Amounts in thousands)As Previously ReportedCorrectionsAs CorrectedAssetsMortgage loans held for sale, at fair value$1,851,161 $3,274 $1,854,435 Other receivables, net51,246 2,916 54,162 Prepaid expenses and other assets110,075 (19,077)90,998 Total Assets $3,312,604 $(12,887)$3,299,717 Liabilities, Convertible Preferred Stock, and Stockholders’ Equity (Deficit)LiabilitiesAccounts payable and accrued expenses$148,767 $(15,511)$133,256 Total Liabilities 2,638,788 (15,511)2,623,277 Accumulated deficit(295,237)2,624 (292,613)Total Stockholders’ Equity 237,536 2,624 240,160 Total Liabilities, Convertible Preferred Stock, and Stockholders’ Equity $3,312,604 $(12,887)$3,299,717 The reclassifications and corrections to our consolidated statement of operations and comprehensive loss for the year ended December 31, 2021 were as follows:Year Ended December 31, 2021(Amounts in thousands, except per share amounts)As Previously ReportedReclassificationsCorrectionsAs Reclassified and CorrectedRevenues:Mortgage platform revenue, net$1,081,421 $— $6,802 $1,088,223 Cash offer program revenue— 39,361 39,361 Other platform revenue133,749 (39,361)94,388 Net interest income (expense)Interest income88,965 — 662 89,627 Net interest income19,036 — 662 19,698 Total net revenues1,234,206 — 7,464 1,241,670 Expenses:Mortgage platform expenses 710,132 (11,636)1,617 700,113 Cash offer program expenses— 39,505 39,505 Other platform expenses140,479 (40,404)100,075 General and administrative expenses 232,669 (2,517)1,068 231,220 Marketing and advertising expenses249,275 (380)248,895 Technology and product development expenses143,951 (1,616)2,155 144,490 Restructuring and impairment expenses— 17,048 17,048 Total expenses1,476,506 — 4,840 1,481,346 Loss from operations(242,300)— 2,624 (239,676)Loss before income tax expense (benefit)(306,135)— 2,624 (303,511)Net loss$(303,752)$— $2,624 $(301,128)Other comprehensive loss:Comprehensive loss$(303,717)$— $2,624 $(301,093)Per share data:Basic$(3.49)$— $0.03 $(3.46)Diluted$(3.49)$— $0.03 $(3.46)